Annual Total Returns [BarChart] - BlackRock Equity Dividend V.I. Fund - Class I	May 01, 2021
Bar Chart Table:
Annual Return 2011	5.96%
Annual Return 2012	12.12%
Annual Return 2013	24.52%
Annual Return 2014	9.34%
Annual Return 2015	(0.61%)
Annual Return 2016	16.40%
Annual Return 2017	16.74%
Annual Return 2018	(7.16%)
Annual Return 2019	27.71%
Annual Return 2020	3.91%